OTHER FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Other Liabilities [Abstract]
Schedule of composition of other financial liabilities
The composition of other financial liabilities is as follows:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current
(a) Interest bearing loans	314,681	271,753
(b) Lease Liability	430,622	363,460
Total current	745,303	635,213

Non-current
(a) Interest bearing loans	3,980,984	3,516,117
(b) Lease Liability	3,362,239	2,999,121
Total non-current	7,343,223	6,515,238

Schedule of currency balances of interest bearing loans
Obligations with credit institutions and debt instruments:

	As of December 31, 2025	As of December 31, 2024
	ThUS$	ThUS$
Current
Guaranteed obligations (4)(5)	47,466	34,083
Other guaranteed obligations (1) (6)	70,805	23,682
Subtotal bank loans	118,271	57,765
Obligation with the public (2) (3)	56,172	46,256
Financial leases (7)	140,238	167,732
Total current	314,681	271,753

Non-current
Guaranteed obligations (4) (5)	610,169	339,960
Other guaranteed obligations (1) (6)	500,394	351,069
Subtotal bank loans	1,110,563	691,029
Obligation with the public (2) (3)	2,321,606	2,193,047
Financial leases (7)	548,815	632,041
Total non-current	3,980,984	3,516,117
Total obligations with financial institutions	4,295,665	3,787,870

(1) The Company has three committed credit lines, or “Revolving Credit Facilities (RCF),” which are secured. As of July 15, 2024, two credit lines were amended and extended until July 2029, with amounts of US$800 million and US$750 million, respectively. Then, as of November 4, 2024 a third credit line was made available:

(a) The first committed credit line, or “RCF I,” amounting to US$800 million, is secured by aircraft, engines, and spare parts. This credit line is fully available as of December 31, 2025.

(b) The second committed credit line, or “RCF II,” amounting to US$750 million, is secured by intangible assets primarily related to the FFP business (LATAM Pass loyalty program), as well as intellectual property and certain LATAM trademarks. This credit line is fully available as of December 31, 2025.

(c) On November 4, 2024, the Company secured a new credit line under a “Spare Engine Facility” amounting to US$300 million (of which US$275 million had been drawn as of December 31, 2025), maturing on November 4, 2028. This funds were used to repay the previous “Spare Engine Facility” maturing on November 3, 2027. This new financing includes a minimum liquidity covenant, requiring the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million, as well as an additional covenant measured individually for LATAM Airlines Group S.A. and TAM Linhas Aéreas S.A., requiring with a minimum combined level liquidity threshold of US$400 million. If these covenants are not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2025, the Company is in compliance with the aforementioned minimum liquidity covenants.

(2) As of October 15, 2024, the Company issued, placed, and received funds from international markets through guaranteed bonds amounting to US$1.4 billion, with an annual interest rate of 7.875% and maturing in 2030 (the “2030 Notes”), issued under Rule 144-A and Regulation S of the United States Securities and Exchange Commission, pursuant to the United States Securities Act of 1933 (the “US Securities Act”). During the quarter ended December 31, 2025, the 2030 Notes included a minimum liquidity covenant, which required the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million. If this covenant is not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2025, the Company is in compliance with the aforementioned minimum liquidity covenant.
(3) On July 7, 2025, the Company issued, placed, and received funds from the international markets through the issuance of secured bonds for a total principal amount of US$800 million, bearing an annual interest rate of 7.625% and maturing in 2031 (the “2031 Notes”), pursuant to Rule 144A and Regulation S of the U.S. Securities and Exchange Commission under the U.S. Securities Act of 1933 (the “U.S. Securities Act”). During the quarter ended December 31, 2025, the 2031 Notes included a minimum liquidity covenant, which required the Company to maintain minimum liquidity, measured at the consolidated level (LATAM Airlines Group S.A.), of US$750 million. If this covenant is not met, the obligations could be accelerated at the creditors' request to become short-term obligations. As of December 31, 2025, the Company is in compliance with the aforementioned minimum liquidity covenant.

(4) On December 23 and 30, 2024, two A320neo aircraft were delivered by Airbus. These aircraft were purchased through aircraft financing of US$50 million each, with Bank of Communications Co., Ltd. (“BOCOMM”) as the counterparty. Then, on March 25, 2025, one more A320neo was received with the same conditions and same counterparty. On May 6 and June 21, 2025, the last two A320neo aircraft were delivered by Airbus. These aircraft were financed through aircraft financing with Bank of Communications Co., Ltd. (“BOCOMM”) for the same amount.

(5) On June 16, 2025, one A321neo aircraft was delivered by Airbus. This aircraft was purchased through aircraft financing of US$57 million with China Construction Bank Aviation Capital DAC (“CCB”) as the counterparty. This delivery represents the first of five aircraft to be acquired under these terms and with this counterparty. Then, on October 15 and on December 22, 2025, two more A321neo aircraft were received with the same conditions and same counterparty. These deliveries represent the second and third of five aircraft to be acquired under these terms and with this counterparty.

(6) On June 27, 2025, a secured financing agreement was executed for 11 owned A321 model aircraft. The total amount of this aircraft financing was US$242 million, with Natixis and Sumitomo Mitsui Banking Corporation (“SMBC”) as counterparties.
(7) On October 9, 2025, one A320neo aircraft was delivered by Airbus. This aircraft was purchased through aircraft financing of US$52.5 million with BOC Aviation Limited (“BOC”) as the counterparty. This delivery represents the first of three aircraft to be acquired under these terms and with this counterparty.

Balances by currency of interest bearing loans are as follows:

	As of December 31, 2025	As of December 31, 2024
Currency	ThUS$	ThUS$

Chilean peso (U.F.)	165,158	147,716
US Dollar	4,130,507	3,640,154
Total	4,295,665	3,787,870

Schedule of interest-bearing loans due in installments

				Nominal values							Accounting values
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization	Annual
																	Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Obligations with the public
97.036.000-K	SANTANDER	Chile	UF	—	—	—	—	164,400	164,400	—	558	—	—	164,600	165,158	At Expiration	2.00	2.00
97.036.000-K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	1,400,000	800,000	2,200,000	31,112	24,502	—	1,373,868	783,135	2,212,617	At Expiration	8.46	7.78
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	3,372	10,311	28,945	31,314	72,593	146,535	4,023	10,311	28,344	30,950	72,592	146,220	Quarterly	5.38	5.38
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	4,062	12,311	34,050	49,352	—	99,775	4,062	12,311	34,050	49,351	—	99,774	Quarterly/Monthly	5.81	5.81
0-E	BOCOMM	Irlanda	US$	2,604	7,813	20,833	20,833	190,105	242,188	3,255	7,813	20,208	20,417	188,799	240,492	Quarterly	5.83	5.83
0-E	CCB	Irlanda	US$	1,187	3,562	9,500	9,500	146,459	170,208	2,129	3,562	9,500	9,500	146,458	171,149	Quarterly	5.75	5.75
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	22	—	—	—	—	22	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	209	—	—	—	—	209	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	—	275,012	—	—	275,012	2,719	—	272,829	—	—	275,548	At Expiration	9.43	9.43
0-E	NATIXIS	U.S.A.	US$	11,763	35,290	94,108	44,178	33,134	218,473	11,831	35,290	93,045	43,470	32,605	216,241	Quarterly	5.39	5.39
0-E	EXIM BANK	U.S.A.	US$	5,094	15,417	42,124	16,321	—	78,956	5,317	15,417	42,124	16,321	—	79,179	Quarterly	2.03	1.79
Financial leases
0-E	NATIXIS	France	US$	6,824	20,707	56,972	82,239		166,742	8,106	20,707	56,646	82,147		167,606	Quarterly	6.12	6.12
0	US BANK	U.S.A.	US$						—						—	Quarterly
0-E	EXIM BANK	U.S.A.	US$	23,673	68,176	141,222	59,589	13,203	305,863	24,824	68,176	140,999	59,589	13,203	306,791	Quarterly	3.54	2.68
0-E	BANK OF UTAH	U.S.A.	US$	3,170	10,019	37,304	37,835	61,655	149,983	3,170	10,019	37,304	37,835	61,655	149,983	Monthly	10.46	10.46
0-E	BOC Aviation	U.S.A.	US$	592	1,832	5,327	6,038	38,711	52,500	1,364	1,832	5,197	5,950	38,404	52,747	Quarterly	6.31	6.31
	Total			62,341	185,438	745,397	1,757,199	1,520,263	4,270,638	102,143	210,498	740,246	1,729,398	1,501,454	4,283,739
(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2025
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

				Nominal values						Accounting values							Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value	Amortization
	Tax No.	Creditor Country	Currency														Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial lease
0-E	NATIXIS	France	US$	510	1,530	9,886	—	—	11,926	510	1,530	9,886	—	—	11,926	Quarterly	—	—
	Total			510	1,530	9,886	—	—	11,926	510	1,530	9,886	—	—	11,926
	Total consolidated			62,851	186,968	755,283	1,757,199	1,520,263	4,282,564	102,653	212,028	750,132	1,729,398	1,501,454	4,295,665

				Nominal values						Accounting values						Amortization	Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Obligations with the public
97.036.000- K	SANTANDER	Chile	UF	—	—	—	—	147,217	147,217	—	499	—	—	147,217	147,716	At Expiration	2.00	2.00
97.036.000- K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	700,000	1,400,000	2,100,000	—	45,757	—	678,079	1,367,748	2,091,584	At Expiration	10.69	9.71
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	3,226	9,863	27,888	30,093	88,554	159,624	4,020	9,863	27,262	29,715	88,375	159,235	Quarterly	6.03	6.03
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,960	11,992	33,179	34,951	31,645	115,727	3,960	11,992	33,179	34,951	31,645	115,727	Quarterly/Monthly	7.73	7.73
0-E	BOCOMM	Irlanda	US$	1,042	3,125	8,333	8,333	79,167	100,000	1,123	3,125	8,208	8,250	78,375	99,081	Quarterly	6.42	6.42
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	22	—	—	—	—	22	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	209	—	—	—	—	209	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	—	—	275,012	—	275,012	3,020	—	—	272,112	—	275,132	At Expiration	6.63	6.63
0-E	EXIM BANK	U.S.A.	US$	5,005	15,147	41,385	37,572	—	99,109	5,284	15,147	41,385	37,572	—	99,388	Quarterly	2.29	2.05
Financial leases
0-E	NATIXIS	France	US$	6,671	20,241	55,696	78,423	30,352	191,383	8,284	20,242	55,369	78,225	30,350	192,470	Quarterly	6.73	6.73
0-E	US BANK	U.S.A.	US$	10,972	6,520	—	—	—	17,492	11,147	6,217	—	—	—	17,364	Quarterly	4.88	3.40
0-E	EXIM BANK	U.S.A.	US$	32,988	74,220	167,003	103,326	35,535	413,072	34,733	74,221	166,291	103,326	35,532	414,103	Quarterly	4.00	3.17
0-E	BANK OF UTAH	U.S.A.	US$	2,857	7,991	29,220	46,016	75,786	161,870	2,857	7,991	29,220	46,016	75,786	161,870	Monthly	10.71	10.71

	Total			66,721	149,099	362,704	1,313,726	1,888,259	3,780,509	74,659	195,054	360,914	1,288,246	1,855,031	3,773,904

Interest-bearing loans due in installments to December 31, 2024
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

Tax No.		Creditor Country	Currency	Nominal values						Accounting values						Amortization	Annual
				Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial lease
0-E	NATIXIS	France	US$	510	1,530	4,080	7,846	—	13,966	510	1,530	4,080	7,846	—	13,966	Quarterly	—%	—
	Total			510	1,530	4,080	7,846	—	13,966	510	1,530	4,080	7,846	—	13,966
	Total consolidated			67,231	150,629	366,784	1,321,572	1,888,259	3,794,475	75,169	196,584	364,994	1,296,092	1,855,031	3,787,870
Interest-bearing loans due in installments to December 31, 2023
Debtor: LATAM Airlines Group S.A. and Subsidiaries, Tax No. 89.862.200-2, Chile.

				Nominal values						Accounting values						Amortization	Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Bank loans
0-E	GOLDMANSACHS	U.S.A.	US$	2,750	8,250	22,000	1,056,000	—	1,089,000	44,891	8,250	22,000	954,293	—	1,029,434	Quarterly	20.31	15.04
Obligations with the public
97.036.000- K	SANTANDER	Chile	UF	—	—	—	—	160,214	160,214	—	516	—	—	160,214	160,730	At Expiration	2.00	2.00
97.036.000- K	SANTANDER	Chile	US$	—	—	—	—	3	3	—	—	—	—	3	3	At Expiration	1.00	1.00
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	—	—	—	450,000	700,000	1,150,000	—	34,215	—	434,204	673,686	1,142,105	At Expiration	15.00	13.38
Guaranteed obligations
0-E	BNP PARIBAS	U.S.A.	US$	2,912	9,168	26,772	28,945	103,907	171,704	3,936	9,168	26,121	28,553	103,541	171,319	Quarterly	6.98	6.98
0-E	WILMINGTON TRUST COMPANY	U.S.A.	US$	3,854	11,693	32,356	34,083	50,599	132,585	3,900	11,693	32,356	34,083	50,571	132,603	Quarterly/Monthly	8.76	8.76
Other guaranteed obligations
0-E	CITIBANK	U.S.A.	US$	—	—	—	—	—	—	33	—	—	—	—	33	Quarterly	1.00	1.00
0-E	JP MORGAN CHASE	U.S.A.	US$	—	—	—	—	—	—	17	—	—	—	—	17	Quarterly	0.63	0.63
0-E	CREDIT AGRICOLE	France	US$	—	14,667	29,333	222,768	—	266,768	4,241	14,667	26,154	221,708	—	266,770	At Expiration	9.43	9.43
0-E	MUFG	U.S.A.	US$	11,768	35,960	16,374	—	—	64,102	11,805	35,960	16,374	—	—	64,139	Quarterly	7.11	7.11
0-E	EXIM BANK	U.S.A.	US$	—	—	40,662	42,122	16,325	99,109	282	—	40,662	42,122	16,325	99,391	Quarterly	2.29	2.05
Financial leases
0-E	NATIXIS	France	US$	6,516	19,779	54,443	56,972	77,647	215,357	8,559	19,779	54,117	56,754	77,555	216,764	Quarterly	7.58	7.58
0-E	US BANK	U.S.A.	US$	17,374	49,311	17,492	—	—	84,177	17,905	49,311	15,731	—	—	82,947	Quarterly	4.41	3.16
0-E	EXIM BANK	U.S.A.	US$	—	—	197,499	141,169	74,404	413,072	1,933	—	195,741	141,169	74,404	413,247	Quarterly	4.13	3.31
0-E	BANK OF UTAH	U.S.A.	US$	2,575	7,202	23,637	37,304	101,864	172,582	2,575	7,202	23,637	37,304	101,864	172,582	Monthly	10.71	10.71
Other loan
0-E	Various (*)		US$	104	—	—	—	—	104	104	—	—	—	—	104	At Expiration	—	—

	Total			47,853	156,030	460,568	2,069,363	1,284,963	4,018,777	100,181	190,761	452,893	1,950,190	1,258,163	3,952,188

(*)    Obligation to creditors for executed letters of credit.
Interest-bearing loans due in installments to December 31, 2023
Debtor: TAM S.A. and Subsidiaries, Tax No. 02.012.862/0001-60, Brazil

				Nominal values						Accounting values						Amortization	Annual
Tax No.	Creditor	Creditor country	Currency	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total nominal value	Up to 90 days	More than 90 days to one year	More than one to three years	More than three to five years	More than five years	Total accounting value		Effective rate	Nominal rate
				ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$		%	%
Financial leases
0-E	NATIXIS	France	US$	510	1,530	4,080	9,886	—	16,006	510	1,530	4,080	9,886	—	16,006	Quarterly	—	—

	Total			48,363	157,560	464,648	2,079,249	1,284,963	4,034,783	100,691	192,291	456,973	1,960,076	1,258,163	3,968,194

Schedule of movement of lease liabilities
The movement of the lease liabilities corresponding to the year reported are as follow:

	Aircraft	Others	Lease Liability Total
	ThUS$	ThUS$	ThUS$
Opening balance as January 1, 2023	2,134,972	81,482	2,216,454
New contracts	943,178	2,976	946,154
Lease termination	(13,258)	(1,812)	(15,070)
Renegotiations	(7,194)	2,219	(4,975)
Payments	(376,006)	(23,277)	(399,283)
Accrued interest	212,500	9,633	222,133
Exchange differences	—	2,278	2,278
Cumulative translation adjustment	6	297	303
Changes	759,226	(7,686)	751,540
Closing balance as of December 31, 2023	2,894,198	73,796	2,967,994
Opening balance as January 1, 2024	2,894,198	73,796	2,967,994
New contracts	576,182	69,061	645,243
Lease termination	(72,266)	(540)	(72,806)
Renegotiations	96,155	70,670	166,825
Payments	(605,584)	(26,630)	(632,214)
Accrued interest	288,165	25,391	313,556
Exchange differences	(2,090)	(3,082)	(5,172)
Cumulative translation adjustment	—	(9,679)	(9,679)
Other increases (decreases)	—	(11,166)	(11,166)
Changes	280,562	114,025	394,587
Closing balance as of December 31, 2024	3,174,760	187,821	3,362,581
Opening balance as of January 1, 2025	3,174,760	187,821	3,362,581
New contracts	815,796	22,012	837,808
Lease termination	(210,868)	(8)	(210,876)
Renegotiations	227,117	18,418	245,535
Payments	(731,902)	(42,618)	(774,520)
Accrued interest	292,381	19,750	312,131
Exchange differences	6,747	8,544	15,291
Cumulative translation adjustment	—	4,911	4,911
Changes	399,271	31,009	430,280
Closing balance as of December 31, 2025	3,574,031	218,830	3,792,861

The Company recognizes interest payments related to lease liabilities in the consolidated result under Finance costs (See Note 26(c)). The Average discount rates for calculation of lease liability are as follows.

	Discount rate December 2025	Discount rate December 2024
Aircraft	8.74%	9.09%
Others	8.87%	8.78%

Schedule of hedge information
The following tables show the level of hedge for different periods:

Positions as of December 31, 2025 (*)	Maturities
	Q126	Q226	Q326	Q426	Total
Percentage of coverage over the expected volume of consumption	48%	39%	26%	17%	32%

Positions as of December 31, 2024 (*)	Maturities
	Q125	Q225	Q325	Q425	Total
Percentage of coverage over the expected volume of consumption	51%	47%	34%	30%	41%
(*) The percentage shown in the table considers all the hedging instruments (swaps and options).

Schedule of hedging instruments
The fair values of net assets/ (liabilities), by type of derivative, of the contracts held as hedging instruments are presented below:

		As of December 31, 2025	As of December 31, 2024
		ThUS$	ThUS$

Interest rate swaps	(3)	—	4,676
Fuel options	(1)	14,009	7,747
Foreign currency derivative US$/BRL$	(2)	2,690	3,142

(1)Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.

(2) Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the US$/BRL. These contracts are recorded as cash flow hedge contracts.

(3)They cover significant variations in cash flows associated with the market risk implicit in increases in the SOFR interest rate for long-term loans originated by the operational leases. These contracts are recorded as cash flow hedging contracts.